Contributed Equity - Summary of Unlisted Options (Detail)	12 Months Ended
Jun. 30, 2024 $ / shares
Disclosure of classes of share capital [line items]
Number	847,600
Unlisted Options Expired on August 4, 2025 [member]
Disclosure of classes of share capital [line items]
Exercise Price	$ 0.248
Number	847,600